UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2006
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one):	[X] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby Ave - Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill		Everett, WA	October 28, 2008
Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		59
Form 13F Information Table Value Total:		96129 (X$1000)

List of Other Included Managers:

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FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM	88579Y101	828	10934	SHRS		SOLE		10934
Abbott Laboratories	COM	002824100	1508	35506	SHRS		SOLE		35506
American Express	COM	025816109	257	4894	SHRS		SOLE		4894
Amgen Inc		COM	031162100	1508	20247	SHRS		SOLE		20247
Berkshire Hathaway B	COM	084670207	2301	906	SHRS		SOLE		906
Boeing Company		COM	097023105	727	9324	SHRS		SOLE		9324
BP PLC			COM	055622104	1147	16635	SHRS		SOLE		16635
Canon Inc		COM	138006309	2527	38265	SHRS		SOLE		38265
Cisco Systems		COM	17275r102	1540	89028	SHRS		SOLE		89028
CityBank		COM	17770a109	2257	48486	SHRS		SOLE		48486
Coca Cola		COM	191216100	2450	58503	SHRS		SOLE		58503
ConocoPhillips		COM	20825c104	2272	35977	SHRS		SOLE		35977
Costco Wholesale	COM	22160k105	2811	51910	SHRS		SOLE		51910
Cutter & Buck		COM	232217109	156	13000	SHRS		SOLE		13000
Daktronics Inc		COM	234264109	1057	28950	SHRS		SOLE		28950
Danaher Inc		COM	235851102	407	6402	SHRS		SOLE		6402
Dell Inc		COM	247025109	1224	41116	SHRS		SOLE		41116
EMC Corp		COM	268648102	1283	94160	SHRS		SOLE		94160
Emerson Electric	COM	291011104	1366	16335	SHRS		SOLE		16335
Encana Corp		COM	292505104	1390	29750	SHRS		SOLE		29750
Exxon Mobil		COM	30231g102	3540	58160	SHRS		SOLE		58160
Fargo Electronics INC	COM	30744p102	518	30650	SHRS		SOLE		30650
Frontier Financial	COM	35907k105	1906	57701	SHRS		SOLE		57701
General Electric	COM	369604103	1648	47392	SHRS		SOLE		47392
GlaxoSmithKline PLC	COM	37733w105	1783	34090	SHRS		SOLE		34090
Hewlett-Packard		COM	428236103	1622	49314	SHRS		SOLE		49314
Home Depot		COM	437076102	1194	28233	SHRS		SOLE		28233
Horizon Financial	COM	44041f105	3189	124752	SHRS		SOLE		124752
Ingersoll-Rand Ltd	COM	G4776g101	1047	25050	SHRS		SOLE		25050
Intel Corp		COM	458140100	1784	91654	SHRS		SOLE		91654
Internap		COM	45885a102	16	17500	SHRS		SOLE		17500
IShares Japan		COM	464286848	2170	150700	SHRS		SOLE		150700
IShares Switzerland	COM	464286749	2272	108575	SHRS		SOLE		108575
Johnson & Johnson	COM	478160104	2075	35037	SHRS		SOLE		35037
Kimberly Clark		COM	494368103	1058	18300	SHRS		SOLE		18300
Medtronic Inc		COM	585055106	1068	21052	SHRS		SOLE		21052
Microsoft		COM	594918104	5590	205424	SHRS		SOLE		205424
Mylan Labs		COM	628530107	1128	48190	SHRS		SOLE		48190
Newmont Mining Corp	COM	651639106	1938	37350	SHRS		SOLE		37350
Novo Nordisk AS		COM	670100205	1223	19690	SHRS		SOLE		19690
Occidental Pete		COM	674599105	258	2790	SHRS		SOLE		2790
Paccar			COM	693718108	3248	46090	SHRS		SOLE		46090
Pepsico			COM	713448108	2817	48746	SHRS		SOLE		48746
Pfizer			COM	717081103	2176	87338	SHRS		SOLE		87338
Plum Creek Timber	COM	729251108	844	22866	SHRS		SOLE		22866
Procter & Gamble	COM	742718109	1665	28894	SHRS		SOLE		24894
Royal Dutch Shell A	COM	780259206	2429	39017	SHRS		SOLE		39017
Safeco Corp		COM	786429100	1109	22085	SHRS		SOLE		22085
Sara Lee Corp		COM	803111103	1595	89225	SHRS		SOLE		89225
Schlumberger Ltd	COM	806857108	948	7490	SHRS		SOLE		7490
Starbucks Corp		COM	855244109	2608	69300	SHRS		SOLE		69300
Steinway Musical Ins	COM	858495104	437	13550	SHRS		SOLE		13550
Stryker Corp		COM	863667101	1059	23887	SHRS		SOLE		23887
Tootsie Roll Inds	COM	890516107	700	23900	SHRS		SOLE		23900
Total S A		COM	89151E109	1026	7790	SHRS		SOLE		7790
United Parcel Svc	COM	911312106	1570	19775	SHRS		SOLE		19775
Walgreen Company	COM	931422109	3062	70996	SHRS		SOLE		70996
Wal-Mart Stores		COM	931142103	1219	25810	SHRS		SOLE		25810
Washington Federal	COM	938824109	1574	65052	SHRS		SOLE		65052
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